Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Jun. 30, 2026
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets percentage	25.00%
PRC [Member]
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets percentage	25.00%